Long-Term Debt, Excluding Current Maturities (Narrative) (Details) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Creditor Bank One [Member] USD ($)	Dec. 31, 2013 Creditor Bank Two [Member] USD ($)	Dec. 31, 2013 Creditor Bank Two [Member] ILS
Capital leases	$ 892	$ 650
Minimum shareholder's equity to be maintained under debt covenants			$ 4,500	$ 2,600	10,000
Ratio of shareholders' equity to total assets required to be maintained under debt covenants			17.00%	11.00%	11.00%
Debt service ratio required to be maintained under debt covenants			1.5